Investments in subsidiary undertakings, joint ventures and associates - Reconciliation of carrying amounts (Details) - USD ($) $ in Millions				1 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[1]
Reconciliation of carrying amount
Carrying amount of the Group's interest in the joint venture	$ 1,940	$ 2,259	[1]	$ 1,940	$ 1,940	$ 2,259	[1]	$ 2,698
CPL
Reconciliation of carrying amount
Total net assets	1,266	2,180		1,266	1,266	2,180
Proportion owned by the joint venture partner	$ 633	$ 1,090		633	633	1,090
Interest in joint ventures held by partner (as a percent)	50.00%	50.00%
Carrying amount of the Group's interest in the joint venture	$ 633	$ 1,090		633	633	1,090
Interest in joint ventures (as a percent)	50.00%	50.00%
Dividends received					88	0
Planned capital injection				176
Other individually immaterial joint ventures and associates
Reconciliation of carrying amount
Carrying amount of the Group's interest in the joint venture	$ 1,307	$ 1,169		$ 1,307	$ 1,307	$ 1,169

[1]	The Group has adopted IFRS 9 'Financial instruments' and IFRS 17 ‘Insurance Contracts’ from 1 January 2023 as described in note A2.1. Accordingly, the 31 December 2022 and 1 January 2022 comparative statements of financial position and related notes have been re-presented from those previously published